Common Stock And Preferred Stock (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended												12 Months Ended
	Dec. 08, 2011	Apr. 16, 2009	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock And Preferred Stock [Abstract]
Common stock, shares authorized			150,000,000				150,000,000								150,000,000	150,000,000
Common stock, par value			$ 0.01				$ 0.01								$ 0.01	$ 0.01
Common stock, shares outstanding			45,508,838												45,508,838
Dividends per common share declared and paid			$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.125	$ 0.50	$ 0.05	$ 0.16
Cash dividends paid															$ 24.3	$ 2.5	$ 7.7
Percentage of reduction in quarterly dividend		90.00%
Dividends declared, amount per share			$ 0.1250												$ 0.1250
Dividends declared, date															Jan. 31, 2012
Dividends payable, date															Feb. 24, 2012
Dividends payable, date of record															Feb. 10, 2012
Stock repurchased during period, shares															4,280,000
Stock repurchased during period, value															196.1	0	0
Remaining stock authorized under stock buyback program															197.9
Buyback authorization amount	$ 200.0